Biological Assets - Schedule of Area (Hectares) to be Harvested (Details) - Biological asset [Member] - ha	Jun. 30, 2026	Jun. 30, 2025
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	39,463	43,975
Grains [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	10,430	9,985
Cotton [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	1,873	7,766
Sugarcane [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	27,160	26,224